N-2 - $ / shares	Jul. 12, 2024	Jul. 05, 2024	Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001478888
Amendment Flag	true
Amendment Description	Amendment No. 7
Entity Inv Company Type	N-2
Securities Act File Number	333-276610
Investment Company Act File Number	811-22391
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	7
Entity Registrant Name	Nuveen Taxable Municipal Income Fund
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(800)
Local Phone Number	257-8787
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives and Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Fund—Investment Objectives” and “—Investment Policies,” as such investment objectives and investment policies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s investment objectives and policies.

Risk Factors [Table Text Block]

RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Fund—Principal Risks of the Fund,” as such principal risks may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the principal risks you should consider before making an investment in the Fund. The specific risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Effects of Leverage [Text Block]

Effects of Leverage

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Fund—Effects of Leverage,” as such may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the effects of leverage.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

Common Shares

The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares have a par value of $0.01 per share and, subject to the rights of holders of any Preferred Shares, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares when issued, are fully paid and, subject to matters discussed in “Certain Provisions in the Declaration of Trust and By-Laws,” non-assessable, and have no preemptive or conversion rights or rights to cumulative voting. A copy of the Declaration of Trust is filed with the SEC as an exhibit to the Fund’s registration statement of which this Prospectus is a part.

Each whole Common Share has one vote with respect to matters upon which a shareholder vote is required, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class. Whenever the Fund incurs borrowings and/or Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on Preferred Shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions. See “—Preferred Shares” below.

The Common Shares are listed on the NYSE and trade under the ticker symbol “NBB.” The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund will not issue share certificates.

Unlike open-end funds, closed-end funds like the Fund do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Common shares of closed-end investment companies may frequently trade on an exchange at prices lower than NAV. Common shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV and have during other periods traded at prices lower than NAV.

Because the market value of the Common Shares may be influenced by such factors as distribution levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See “Repurchase of Fund Shares; Conversion to Open-End Fund.”

Preferred Shares

The Fund’s Declaration of Trust authorizes the issuance of an unlimited number of Preferred Shares in one or more classes or series, with rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. The Fund currently has no Preferred Shares outstanding. In connection with the issuance of Preferred Shares pursuant to this offering, copies of the Declaration of Trust, and the applicable statement establishing and fixing the rights and preferences of Preferred Shares of the applicable series issued pursuant to this offering and the related supplement, will be filed with the SEC as exhibits to the registration statement.

Ranking and Priority of Payment

Each Preferred Share will rank on parity with each other and other Preferred Shares with respect to the payment of dividends and the distribution of assets upon liquidation. Each Preferred Share will rank senior in priority to the Common Shares as to the payment of dividends and as to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

Dividends and Distributions

The holders of Preferred Shares of each series will be entitled to receive, when, as and if declared by the Board, out of funds legally available therefor in accordance with the Declaration of Trust and applicable law, cumulative cash dividends at the dividend rate for the Preferred Shares of such series payable on the dividend payment dates with respect to the Preferred Shares of such series. Holders of Preferred Shares will not be entitled to any dividend, whether payable in cash, property or shares, in excess of full cumulative dividends on the Preferred Shares. No interest, or sum of money in lieu of interest, shall be payable in respect of any dividend payment or payments on Preferred Shares which may be in arrears, and no additional sum of money will be payable in respect of such arrearage.

Voting Rights

Preferred Shares are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in this Prospectus, the applicable prospectus supplement or the SAI and except as otherwise required by applicable law, Preferred Shares would vote together with the Common Shareholders as a single class.

Holders of Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund’s trustees. The remaining trustees will be elected by the Common Shareholders and the holders of Preferred Shares, voting together as a single class. In the unlikely event that two full years of accumulated dividends are unpaid on the Preferred Shares, the holders of all outstanding Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund’s trustees until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of Preferred Shares would be required, in addition to the single class vote of the holders of Preferred Shares and Common Shares. See “Certain Provisions in the Declaration of Trust and By-Laws.”

Redemption, Purchase and Sale of Preferred Shares

The terms of the Preferred Shares of any series may provide that they may be subject to optional or mandatory redemption by the Fund at certain times or under certain circumstances, in whole or in part, at the liquidation preference per share plus accumulated dividends. The terms for optional redemption of Preferred Shares may provide for the payment of a redemption premium, which will be described in the applicable prospectus supplement. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to Common Shares, while any issuance of Preferred Shares by the Fund would increase such leverage.

Outstanding Securities [Table Text Block]

The following provides information about the Fund’s outstanding Common Shares and Preferred Shares as of June 30, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	Unlimited	0	29,394,752
Preferred Shares	Unlimited	0	0

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Mark L. Winget
Common Shares [Member]
General Description of Registrant [Abstract]
Share Price		$ 15.57
NAV Per Share		$ 16.64
Latest Premium (Discount) to NAV [Percent]		(6.43%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]	Whenever the Fund incurs borrowings and/or Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on Preferred Shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions. See “—Preferred Shares” below.
Security Voting Rights [Text Block]	Each whole Common Share has one vote with respect to matters upon which a shareholder vote is required, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class.
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			29,394,752
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]

Dividends and Distributions

The holders of Preferred Shares of each series will be entitled to receive, when, as and if declared by the Board, out of funds legally available therefor in accordance with the Declaration of Trust and applicable law, cumulative cash dividends at the dividend rate for the Preferred Shares of such series payable on the dividend payment dates with respect to the Preferred Shares of such series. Holders of Preferred Shares will not be entitled to any dividend, whether payable in cash, property or shares, in excess of full cumulative dividends on the Preferred Shares. No interest, or sum of money in lieu of interest, shall be payable in respect of any dividend payment or payments on Preferred Shares which may be in arrears, and no additional sum of money will be payable in respect of such arrearage.

Security Voting Rights [Text Block]

Voting Rights

Preferred Shares are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in this Prospectus, the applicable prospectus supplement or the SAI and except as otherwise required by applicable law, Preferred Shares would vote together with the Common Shareholders as a single class.

Holders of Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund’s trustees. The remaining trustees will be elected by the Common Shareholders and the holders of Preferred Shares, voting together as a single class. In the unlikely event that two full years of accumulated dividends are unpaid on the Preferred Shares, the holders of all outstanding Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund’s trustees until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of Preferred Shares would be required, in addition to the single class vote of the holders of Preferred Shares and Common Shares. See “Certain Provisions in the Declaration of Trust and By-Laws.”

Preferred Stock Restrictions, Other [Text Block]

Redemption, Purchase and Sale of Preferred Shares

The terms of the Preferred Shares of any series may provide that they may be subject to optional or mandatory redemption by the Fund at certain times or under certain circumstances, in whole or in part, at the liquidation preference per share plus accumulated dividends. The terms for optional redemption of Preferred Shares may provide for the payment of a redemption premium, which will be described in the applicable prospectus supplement. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to Common Shares, while any issuance of Preferred Shares by the Fund would increase such leverage.

Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			0